Benefit Payments, Gratuity (Detail) (Gratuity, INR) In Millions, unless otherwise specified	Mar. 31, 2012
Gratuity
Benefit payments
2013	108.5
2014	123.7
2015	129.9
2016	153.7
2017	212.5
2018-2022	627.4